Convertible notes (Details 2) (Convertible notes) In Thousands, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2014 KKR Notes USD ($)	Mar. 31, 2014 KKR Notes CNY	Mar. 31, 2013 KKR Notes CNY	Mar. 31, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) USD ($)	Mar. 31, 2014 GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY	Mar. 31, 2013 GMHL Notes Golden Meditech Holdings Limited (GMHL) CNY
Debt Instrument
Principal amount of Notes				$ 64,879	403,315	409,764
Principal amount of Notes							49,917	310,302	315,226
Cumulative interest payable	10,317	64,136	26,791
Carrying amount	$ 125,113	777,753	751,781